Sanctions - Additional Information (Detail) $ in Thousands	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 CLF	Dec. 15, 2022 CLP ($)	Feb. 21, 2022 CLP ($)	Feb. 21, 2022 CLF
Disclosure Of Sanctions [Line Items]
Provision amount			$ 932,432
Sanctions Provisions	$ 28,844,481
Tarapaca's Health Secretary's [Member] | Alleged Breaches of Obligations and Regulations Liability [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	4,037,640	CLF 60,000
Coquimbo Regional Health Ministry [Member] | Alleged Violation of Keeping Waste in an Unauthorized Area [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	2,664,842	39,600
Regional Health Ministry of the Metropolitan Region [Member] | Alleged Violation of Health Regulations [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	2,691,760	40,000
SEF [Member] | Alleged Breaches of Maintaining Electrical Installations in Good Condition [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed	$ 18,842,320	CLF 280,000		$ 2,642,030	CLF 39,261